Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable consisted
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	88,228,296	32,098,662	4,608,830
Allowance for doubtful accounts	(682,905)	(1,185,328)	(170,193)
Total accounts receivable, net	87,545,391	30,913,334	4,438,637

Schedule of allowance of doubtful accounts
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Beginning balance	240,199	682,905	98,054
Addition	442,706	700,505	100,580
Write off	-	(198,082)	(28,441)
Ending balance	682,905	1,185,328	170,193